UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-9229
                                    811-10171

Name of Fund:  BlackRock Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Senior Floating Rate Fund II, Inc.


Schedule of Investments as of November 30, 2006


                                   Beneficial
                                     Interest   Mutual Funds                                                            Value

                             $    211,003,267   Master Senior Floating Rate Trust                                $    282,930,182

                                                Total Investments
                                                (Cost - $283,185,115) - 100.6%                                        282,930,182
                                                Liabilities in Excess of Other Assets - (0.6%)                        (1,578,671)
                                                                                                                 ----------------
                                                Net Assets - 100.0%                                              $    281,351,511
                                                                                                                 ================


Master Senior Floating Rate Trust


Schedule of Investments as of November 30, 2006

                                            Face
Industry                                  Amount    Senior Secured Floating Rate Loan Interests*                        Value
Aerospace & Defense - 2.2%        $    5,169,367    K&F Industries, Inc. Term Loan, 7.32% due 1/18/2012           $     5,183,908
                                       3,952,973    Standard Aero Holdings Term Loan,
                                                    7.57% - 7.63% due 8/24/2012                                         3,960,385
                                       6,196,235    Vought Aircraft Industries, Inc. Term Loan,
                                                    8% due 12/22/2011                                                   6,215,599
                                       1,200,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                                    Deposit, 7.822% due 12/22/2010                                      1,204,000
                                       2,800,000    Vought Aircraft Revolving Credit,
                                                    7.82% due 12/22/2010                                                2,667,000
                                                                                                                  ---------------
                                                                                                                       19,230,892

Airlines - 0.6%                        1,250,000    Delta Air Lines Term Loan B, 10.118%
                                                    due 3/16/2008                                                       1,258,007
                                         466,406    United Air Lines Delay Draw Term Loan,
                                                    9.125% due 2/01/2012                                                  470,237
                                       3,264,844    United Air Lines Term Loan B, 9.12% due 2/01/2012                   3,291,661
                                                                                                                  ---------------
                                                                                                                        5,019,905

Automotive - 2.0%                      5,335,629    Metaldyne Corp. Term Loan D,
                                                    9.875% - 10.125% due 12/31/2009                                     5,343,968
                                       4,175,625    TRW Automotive, Inc. Tranche B Term Loan,
                                                    7.188% due 6/30/2012                                                4,162,576
                                       3,438,750    TRW Automotive, Inc. Tranche E Term Loan,
                                                    6.875% due 11/02/2010                                               3,428,004
                                       2,721,197    Tenneco Automotive, Inc. Term Loan B,
                                                    7.32% - 7.36% due 12/12/2010                                        2,730,553
                                       1,186,440    Tenneco Automotive, Inc. Tranche B-1 Credit Linked
                                                    Deposit, 7.32% due 12/12/2010                                       1,190,519
                                                                                                                  ---------------
                                                                                                                       16,855,620

Broadcasting - 2.6%                    2,500,000    EMMIS Communications Term Loan B,
                                                    7.32% due 10/31/2013                                                2,510,937
                                       1,523,077    NextMedia Group, Inc. Delay Draw Term Loan,
                                                    7.32% due 11/15/2012                                                1,517,365
                                       3,426,923    NextMedia Group, Inc. First Lien Term Loan,
                                                    7.32% due 11/15/2012                                                3,414,072
                                       3,250,000    NextMedia Group, Inc. Second Lien Term Loan,
                                                    9.82% due 11/15/2013                                                3,262,188
                                      11,750,000    Paxson Communications Corp. First Lien Term Loan,
                                                    8.624% due 11/15/2012                                              11,940,938
                                                                                                                  ---------------
                                                                                                                       22,645,500

Cable - U.S. - 14.0%                  25,000,000    Adelphia Communications Corp. Term Loan B,
                                                    10.25% due 6/30/2009                                               24,388,575
                                       7,000,000    Cebridge Connections Second Lien Term Loan, 9.876%
                                                    due 5/04/2014                                                       6,965,000
                                       9,310,344    Cebridge Connections Term Loan B,
                                                    7.62% due 11/05/2013                                                9,279,071
                                      15,000,000    Charter Communications, Inc. Term Loan B,
                                                    8.05% due 4/28/2013                                                15,094,695
                                       6,301,427    DIRECTV Holdings, Inc. Tranche B Term Loan,
                                                    6.82% due 4/13/2013                                                 6,300,709
                                       9,975,000    Hilton Head Communications UCA Term Loan B,
                                                    9.50% due 3/31/2008                                                 9,696,528
                                       9,000,000    Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                    7.61% due 4/03/2014                                                 9,042,750
                                       3,000,000    Insight Midwest Holdings LLC Term Loan B,
                                                    7.61% due 4/06/2014                                                 3,014,250
                                      16,745,000    Intelsat Corp. Term Loan B, 7.872% due 1/03/2014                   16,889,191
                                       4,914,062    Mediacom Broadband Group Tranche A Term Loan,
                                                    6.32% - 6.62% due 3/31/2010                                         4,809,639
                                      15,000,000    Olympus Cable Holdings LLC Term Loan B,
                                                    10.25% due 9/30/2010                                               14,636,715
                                                                                                                  ---------------
                                                                                                                      120,117,123

Chemicals - 8.7%                       9,578,750    CII Carbon Term Loan B, 7.375% - 7.438%
                                                    due 8/23/2012                                                       9,578,750
                                       3,744,324    Celanese Holdings LLC Term Loan B,
                                                    7.367% due 4/06/2011                                                3,749,674
                                      10,000,000    Cognis Deutschland Second Lien Term
                                                    Loan B, 10.138% due 11/15/2013                                     10,183,330
                                       2,000,000    Columbian Chemicals Co. Term Loan B,
                                                    7.117% due 3/16/2013                                                1,997,500
                                      11,441,184    Huntsman ICI Holdings Term Loan B,
                                                    7.07% due 8/16/2012                                                11,422,112
                                       2,465,323    Invista Term Loan, 6.875% due 4/29/2011                             2,465,323
                                       5,309,518    Invista Term Loan B-1, 6.875% due 4/29/2011                         5,282,971
                                       1,970,000    Mosaic Co. Tranche B Term Loan,
                                                    6.875% - 7.063% due 2/21/2012                                       1,967,538
                                       4,568,614    Nalco Co. Tranche B Term Loan,
                                                    7.07% - 7.30% due 11/04/2010                                        4,577,440
                                       1,985,000    Polymer Group, Inc. Term Loan B,
                                                    7.614% due 11/22/2012                                               1,986,241
                                       3,940,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                    7.376% due 12/10/2012                                               3,954,775
                                       9,000,000    Wellman, Inc. First Lien Term Loan,
                                                    9.371% due 2/10/2009                                                8,836,875
                                      10,000,000    Wellman, Inc. Second Lien Term Loan,
                                                    12.121% due 2/10/2010                                               8,500,000
                                                                                                                  ---------------
                                                                                                                       74,502,529

Consumer - Durables - 1.7%            14,503,664    Simmons Co. Tranche B Term Loan,
                                                    7.125% - 7.813% due 12/19/2011                                     14,585,247

Consumer - Non-Durables - 1.2%         2,050,948    American Achievement Corp. Term Loan B,
                                                    7.57% - 9.50% due 3/22/2011                                         2,062,484
                                       2,268,000    Camelbak Products LLC First Lien Term Loan,
                                                    9.38% - 9.46% due 8/04/2011                                         2,203,741
                                       1,990,000    Easton-Bell Sports, Inc. Term Loan B,
                                                    7.07% - 7.11% due 3/27/2012                                         1,987,099
                                         350,000    Gold Toe Investment Corp. Second Lien Term Loan,
                                                    11.32% due 4/30/2014                                                  355,250
                                       4,117,816    Josten's, Inc. Term Loan B, 7.372% due 10/04/2011                   4,117,174
                                                                                                                  ---------------
                                                                                                                       10,725,748

Diversified Media - 4.2%               2,599,535    Dex Media West, Inc. Term Loan B,
                                                    6.85% - 6.89% due 3/09/2010                                         2,587,720
                                       2,450,015    Dex Media West LLC Term Loan B,
                                                    6.86% - 6.89% due 3/09/2010                                         2,440,827
                                       7,000,000    Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                      7,031,066
                                       2,977,500    Merrill Corp. Term Loan, 7.57% - 7.617%
                                                    due 5/15/2011                                                       2,984,015
                                      11,910,075    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                    8.617% due 4/30/2011                                               11,756,947
                                       7,000,000    Nielsen Finance Term Loan B, 8.125% due 8/09/2013                   7,018,956
                                       2,096,445    RH Donnelley, Inc. Term Loan D-2,
                                                    6.83% - 6.89% due 8/30/2011                                         2,087,417
                                                                                                                  ---------------
                                                                                                                       35,906,948

Energy - Exploration &                 1,481,250    Carrizo Oil & Gas, Inc. Second Lien Term Loan,
Production - 1.1%                                   11.367% due 7/21/2010                                               1,509,949
                                       6,483,653    Helix Energy Solutions Term Loan B,
                                                    7.32% - 7.64% due 7/01/2013                                         6,483,653
                                       1,243,750    MEG Energy Corp. Term Loan B, 7.375%
                                                    due 4/03/2013                                                       1,244,861
                                                                                                                  ---------------
                                                                                                                        9,238,463

Energy - Other - 1.8%                  5,000,000    EPCO, Inc. Term Loan C, 7.32% - 7.374%
                                                    due 8/18/2010                                                       5,016,965
                                       2,977,500    Key Energy Services, Inc. Term Loan B,
                                                    9.07% - 9.12% due 6/30/2012                                         2,984,944
                                       7,000,000    Scorpion Drilling Ltd. Second Lien Term Loan,
                                                    13.57% due 5/05/2015                                                7,210,000
                                                                                                                  ---------------
                                                                                                                       15,211,909

Financial - 1.9%                       9,000,000    JG Wentworth Manufacturing Term Loan,
                                                    8.867% due 4/12/2011                                                9,078,750
                                         150,000    Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                    149,156
                                       6,947,500    LPL Financial Services, Inc. Term Loan B,
                                                    8.13% - 8.74% due 8/28/2013                                         6,995,264
                                                                                                                  ---------------
                                                                                                                       16,223,170

Food & Drug - 0.3%                     2,282,750    The Pantry, Inc. Term Loan B, 7.07% due 1/02/2012                   2,287,030

Food & Tobacco - 4.3%                  2,917,485    American Seafood Group LLC Delay Draw Term Loan,
                                                    7.117% due 9/30/2012                                                2,913,838
                                       2,801,750    Commonwealth Brands Term Loan,
                                                    7.688% due 12/22/2012                                               2,816,459
                                       1,000,000    DS Waters LP Term Loan B, 7.82% due 11/15/2012                      1,001,250
                                       4,355,676    Del Monte Term Loan B, 6.82% - 7.072% due 2/08/2012                 4,358,786
                                         977,395    Dole Food Co., Inc. Letter of Credit,
                                                    5.244% due 4/12/2013                                                  966,263
                                       1,979,885    Dole Food Co., Inc. Term Loan B,
                                                    7.438% - 9.25% due 4/12/2013                                        1,957,336
                                       6,599,612    Dole Food Co., Inc. Term Loan C,
                                                    7.438% - 9.25% due 4/04/2013                                        6,524,449
                                       2,458,708    Domino's, Inc. Term Loan,
                                                    6.875% - 6.938% due 6/25/2010                                       2,454,609
                                         750,000    Eight O'Clock Coffee Second Lien Term Loan,
                                                    8.125% due 7/21/2012                                                  750,000
                                       2,125,910    Merisant Co. Term Loan B, 8.626% due 1/11/2010                      2,121,924
                                       1,000,000    OSI Group Term Loan B, 7.35% due 9/02/2011                            999,375
                                       2,000,000    QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                   1,991,250
                                       8,500,000    QCE LLC Second Lien Term Loan,
                                                    11.117% due 11/05/2013                                              8,462,813
                                                                                                                  ---------------
                                                                                                                       37,318,352

Gaming - 4.2%                          4,954,867    MotorCity Casino Term Loan B,
                                                    7.367% - 7.39% due 7/21/2012                                        4,942,480
                                       3,442,557    Penn National Gaming, Inc. Term Loan B,
                                                    7.12% - 7.15% due 9/01/2007                                         3,455,897
                                       5,000,000    Pinnacle Entertainment Term Loan,
                                                    7.32% due 12/15/2011                                                5,013,125
                                       2,468,750    Trump Entertainment Resorts Holdings LP Term Loan
                                                    B-1, 8.03% - 9.75% due 5/01/2012                                    2,481,094
                                       3,982,906    Venetian Casino Resort LLC Delay Draw Term Loan,
                                                    7.12% due 6/15/2011                                                 3,994,397
                                       8,442,094    Venetian Casino Resort LLC Term Loan B,
                                                    7.12% due 6/15/2011                                                 8,466,449
                                       7,500,000    Venetian Macau U.S. Finance Co. LLC Term Loan B,
                                                    8.12% due 5/25/2013                                                 7,534,688
                                                                                                                  ---------------
                                                                                                                       35,888,130

Health Care - 3.6%                     1,960,000    Community Health Systems, Inc. Term Loan,
                                                    7.07% - 7.12% due 8/19/2011                                         1,959,300
                                       6,377,456    DaVita, Inc. Tranche B Term Loan,
                                                    7.32% - 7.69% due 10/05/2012                                        6,397,098
                                       1,046,322    Duloxetine Royalty Term Loan, 9.874% due 10/18/2013                 1,046,322
                                         996,839    Kinetic Concepts, Inc. Term Loan B,
                                                    7.12% due 8/11/2010                                                   997,462
                                       8,562,732    LifePoint Hospitals, Inc. Term Loan B,
                                                    6.945% due 4/15/2012                                                8,508,145
                                       1,143,654    Matria Healthcare, Inc. Term Loan B,
                                                    7.371% - 7.617% due 1/19/2012                                       1,142,224
                                       2,971,767    Medical Specialties Group Term Loan,
                                                    8.125% due 9/03/2003 (d)(e)                                            44,577
                                       8,640,135    Medical Specialties Group Term Loan Axel,
                                                    8% due 6/30/2004 (d)(e)                                               129,602
                                         750,000    Sterigenics International, Inc. Term Loan B,
                                                    7.86% due 11/30/2013                                                  751,406
                                       9,836,022    Vanguard Health Systems Term Loan B,
                                                    7.868% due 9/23/2011                                                9,832,953
                                                                                                                  ---------------
                                                                                                                       30,809,089

Housing - 3.9%                         1,000,000    Beacon Sales Co. Term Loan B, 7.32% due 10/31/2013                  1,000,000
                                       9,302,629    Capital Automotive Term Loan B,
                                                    7.07% due 12/16/2010                                                9,315,708
                                       2,866,964    Goodman Global Holdings Term Loan,
                                                    7.188% due 12/23/2011                                               2,863,381
                                       4,380,317    Headwaters, Inc. Term Loan B-1, 7.38% due 4/30/2011                 4,358,415
                                         246,053    LIONS Gables Realty Term Loan B,
                                                    7.07% due 3/30/2007                                                   246,104
                                       4,737,751    Lake at Las Vegas Joint Venture First Lien Term Loan,
                                                    10.11% - 10.12% due 11/01/2009                                      4,546,550
                                       2,985,000    Mattamy Group Term Loan B, 7.625% due 4/11/2013                     2,955,150
                                       4,887,500    Nortek, Inc. Term Loan, 7.36% due 8/27/2011                         4,866,117
                                       3,000,000    Ply Gem Industries First Lien Term Loan,
                                                    11.07% due 10/31/2011                                               3,018,750
                                                                                                                  ---------------
                                                                                                                       33,170,175

Information Technology - 6.4%         12,358,477    Activant Solutions Term Loan B,
                                                    7.375% due 5/02/2013                                               12,250,340
                                         888,716    Advanced Micro Devices, Inc. Term Loan B,
                                                    7.62% due 10/31/2013                                                  891,801
                                       7,352,500    Fidelity National Information Solutions, Inc. Term Loan
                                                    B, 7.07% due 3/09/2013                                              7,351,993
                                       2,000,000    Marvell Technology Group Term Loan B,
                                                    7.32% due 11/15/2009                                                2,002,500
                                       1,000,000    Nuance Communications, Inc. Term Loan B,
                                                    7.32% due 12/29/2013                                                  994,688
                                       7,000,000    The Reynolds and Reynolds Company First Lien Term Loan,
                                                    7.82% due 10/31/2012                                                7,026,250
                                       4,000,000    The Reynolds and Reynolds Company Second Lien Term Loan,
                                                    10.82% due 10/31/2013                                               4,040,000
                                       3,000,000    Stratus Technologies, Inc. First Lien Term Loan,
                                                    8.367% - 8.372% due 3/29/2011                                       2,985,000
                                       3,950,000    SunGard Data Systems, Inc. Term Loan B,
                                                    7.875% due 2/11/2013                                                3,976,540
                                      12,800,876    Telcordia Technologies, Inc. Term Loan,
                                                    8.11% - 8.12% due 9/15/2012                                        12,456,852
                                       1,000,000    Verifone, Inc. Term Loan B, 7.12% due 2/28/2013                     1,002,188
                                                                                                                  ---------------
                                                                                                                       54,978,152

Leisure - 0.5%                         4,184,621    True Temper Sports, Inc. Term Loan B,
                                                    8.32% - 10.25% due 3/15/2011                                        4,189,852

Manufacturing - 2.6%                   1,481,257    Brand Services, Inc. Tranche 3 Term Loan B,
                                                    7.60% - 7.617% due 1/15/2012                                        1,482,183
                                         128,199    Channel Master Holdings, Inc. Revolving Credit, 8.313%
                                                    due 11/15/2004 (d)(e)                                                       0
                                       1,013,568    Channel Master Holdings, Inc. Term Loan,
                                                    9% due 11/15/2004 (d)(e)                                                    0
                                       3,270,794    GenTek, Inc. First Lien Term Loan,
                                                    7.32% - 7.69% due 2/28/2011                                         3,276,927
                                         508,666    JohnsonDiversey, Inc. Delay Draw Term Loan,
                                                    7.87% due 12/16/2010                                                  510,892
                                         668,214    JohnsonDiversey, Inc. Delay Draw Term Loan, 7.87%
                                                    due 12/15/2011                                                        672,808
                                       9,071,328    Mueller Group LLC Term Loan B,
                                                    7.367% - 7.868% due 10/03/2012                                      9,104,402
                                       2,329,687    Propex Fabrics, Inc. Term Loan B, 7.76% due 7/31/2012               2,326,775
                                         937,500    Trimas Corp. Letter of Credit, 8.08% due 8/02/2013                    940,430
                                       4,062,500    Trimas Corp. Term Loan B, 8.109% - 8.125%
                                                    due 8/02/2013                                                       4,075,195
                                                                                                                  ---------------
                                                                                                                       22,389,612

Packaging - 1.8%                       3,193,965    Anchor Glass Container Corp. Term Loan B,
                                                    7.617% - 7.62% due 5/03/2013                                        3,193,966
                                      10,807,500    Graham Packaging Co. LP Term Loan B,
                                                    7.625% - 7.875% due 10/07/2011                                     10,844,170
                                       1,428,571    Graham Packaging, Co. LP Second Lien Term Loan B,
                                                    9.688% due 4/07/2012                                                1,441,964
                                                                                                                  ---------------
                                                                                                                       15,480,100

Paper - 3.3%                           3,757,448    Boise Cascade Holdings LLC Tranche D Term Loan,
                                                    7.094% - 7.125% due 10/28/2011                                      3,770,129
                                       2,977,500    Georgia Pacific Corp. First Lien Term Loan B,
                                                    7.367% - 7.39% due 2/14/2013                                        2,982,773
                                       8,000,000    Georgia Pacific Corp. Second Lien Term Loan C,
                                                    8.39% due 2/14/2014                                                 8,017,184
                                       3,277,343    Graphic Packaging International, Inc. Term Loan B,
                                                    7.82% - 8.14% due 8/08/2010                                         3,310,703
                                       3,182,818    SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
                                                    5.32% due 1/09/2010                                                 3,194,753
                                         240,083    SP Newsprint Co. Tranche B-1 Term Loan,
                                                    7.57% - 9.50% due 1/09/2010                                           240,984
                                       2,241,039    Smurfit-Stone Container Corp. Deposit Account,
                                                    5.291% - 7.079% due 11/01/2010                                      2,254,281
                                       1,991,049    Smurfit-Stone Container Corp. Term Loan B,
                                                    7.625% - 7.688% due 11/01/2011                                      2,002,814
                                       2,328,998    Smurfit-Stone Container Corp. Term Loan C,
                                                    7.625% - 7.688% due 11/01/2011                                      2,342,760
                                                                                                                  ---------------
                                                                                                                       28,116,381

Retail - 1.2%                          1,514,404    American Reprographics Co. Term Loan,
                                                    7.07% - 9% due 6/18/2009                                            1,514,404
                                       2,129,631    General Nutrition Centers, Inc. Tranche B Term Loan,
                                                    8.07% due 12/05/2009                                                2,137,617
                                       6,882,911    The Neiman Marcus Group, Inc. Term Loan,
                                                    7.891% due 4/06/2013                                                6,925,930
                                                                                                                  ---------------
                                                                                                                       10,577,951

Service - 4.2%                         2,037,447    Alliance Laundry Systems LLC Term Loan,
                                                    7.57% due 1/27/2012                                                 2,043,814
                                       7,163,400    Allied Waste North America, Inc. Term Loan,
                                                    7.12% - 7.21% due 1/15/2012                                         7,148,937
                                       2,892,719    Allied Waste North America, Inc. Tranche A Credit
                                                    Linked Deposit, 7.073% due 1/15/2012                                2,887,596
                                       5,835,675    Buhrmann USA, Inc. Term Loan C,
                                                    7.12% - 7.14% due 12/23/2010                                        5,828,380
                                       4,872,159    Clarke American Term Loan B,
                                                    8.63% - 8.87% due 12/15/2011                                        4,933,061
                                       5,419,460    Great Lakes Dredge & Dock Corp. Tranche B Term Loan,
                                                    8.32% - 8.75% due 12/23/2010                                        5,419,460
                                       7,682,418    Prime Succession, Inc. Term Loan,
                                                    5.75% due 8/01/2003 (d)(e)                                                  1
                                       2,977,733    RGIS Inventory Specialists First Lien Term Loan, 7.867%
                                                    due 12/31/2012                                                      2,966,566
                                       1,112,705    US Investigations Services Term Loan C,
                                                    7.89% due 10/14/2012                                                1,116,414
                                       2,959,795    US Investigations Services Tranche B Term Loan, 7.89%
                                                    due 10/14/2012                                                      2,970,894
                                         728,363    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                   730,790
                                         329,825    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                    7.22% due 2/14/2011                                                   330,924
                                                                                                                  ---------------
                                                                                                                       36,376,837

Telecommunications - 1.7%              3,000,000    Alaska Communications Systems Holdings, Inc.
                                                    Incremental Term Loan, 7.117% due 2/01/2012                         2,995,626
                                       1,500,000    Alaska Communications Systems Holdings, Inc.
                                                    Term Loan, 7.117% due 2/01/2012                                     1,497,813
                                       7,998,750    Consolidated Communications, Inc. Term Loan D,
                                                    7.367% - 7.373% due 10/14/2011                                      7,988,752
                                       2,000,000    Time Warner Telecom Term Loan,
                                                    7.57% due 10/31/2013                                                1,986,250
                                                                                                                  ---------------
                                                                                                                       14,468,441

Transportation - 0.4%                  3,402,938    Sirva Worldwide Tranche B Term Loan,
                                                    11.12% - 11.62% due 12/01/2010                                      3,117,942

Utility - 5.2%                         2,000,000    AES Corp. Term Loan, 6.75% - 7.50% due 4/30/2008                    2,000,416
                                       3,117,021    Calpine Corp. Second Lien Debtor in Possession,
                                                    9.367% due 12/20/2007                                               3,161,180
                                       4,586,722    Calpine Corp. Term Loan B, 7.65% due 12/20/2007                     4,606,216
                                       3,279,372    Cogentrix Delaware Holdings, Inc. Term Loan,
                                                    6.87% due 4/15/2012                                                 3,278,690
                                         759,259    Covanta Delay Draw Term Loan,
                                                    7.621% - 9.50% due 6/30/2012                                          757,361
                                       3,746,341    Covanta Energy Corp. First Lien Letter of Credit,
                                                    5.371% due 6/24/2012                                                3,766,635
                                       2,677,923    Covanta Energy Corp. First Lien Term Loan,
                                                    7.57% - 7.621% due 6/24/2012                                        2,692,429
                                       2,665,000    Covanta Energy Corp. Second Lien Term Loan, 10.871%
                                                    due 6/24/2013                                                       2,708,306
                                       1,000,000    Generac Portable Products, Inc. First Lien Term Loan,
                                                    7.82% due 11/15/2013                                                1,003,125
                                       1,500,000    Generac Portable Products, Inc. Second Lien Term Loan,
                                                    11.32% due 5/15/2014                                                1,506,562
                                       9,850,000    KGen LLC Tranche A Term Loan,
                                                    7.992% due 8/05/2011                                                9,837,687
                                         959,481    LSP Kendall Energy Term Loan B,
                                                    7.367% due 10/07/2013                                                 956,283
                                         119,881    La Paloma Delay Draw Term Loan,
                                                    7.117% due 8/16/2012                                                  118,782
                                         262,295    La Paloma Letter of Credit, 7.07% due 8/16/2012                       259,891
                                       2,000,000    La Paloma Second Lien Term Loan,
                                                    8.867% due 8/16/2013                                                2,001,666
                                       1,505,232    La Paloma Term Loan, 7.117% due 8/16/2012                           1,460,075
                                       2,750,000    Metcalf Energy Center LLC Tranche 1 Term Loan,
                                                    8.461% due 5/20/2010                                                2,777,500
                                       1,206,415    Reliant Energy, Inc. Term Loan, 7.695% due 4/30/2010                1,205,158
                                         500,000    Thermal North America, Inc. Letter of Credit,
                                                    8.07% due 10/31/2008                                                  501,875
                                                                                                                  ---------------
                                                                                                                       44,599,837

Wireless Communications - 1.4%         3,941,667    Centennial Cellular Operating Co. Term Loan,
                                                    7.617% - 7.62% due 2/09/2011                                        3,967,122
                                       4,500,000    MetroPCS, Inc. Term Loan B, 7.875% due 11/15/2013                   4,495,500
                                       4,000,000    West Corp. Term Loan, 8.07% due 10/31/2013                          3,992,144
                                                                                                                  ---------------
                                                                                                                       12,454,766

                                                    Total Senior Secured Floating Rate Loan Interests
                                                    (Cost - $769,794,070) - 87.0%                                     746,485,701


                                                    Corporate Bonds
Automotive - 0.1%                        750,000    Ford Motor Credit Co., 9.824% due 4/15/2012 (a)                       793,806

Cable - U.S. - 0.1%                      290,000    Intelsat Subsidiary Holding Co. Ltd.,
                                                    10.484% due 1/15/2012 (a)                                             293,625
                                         210,000    PanAmSat Corp., 9% due 6/15/2016 (j)                                  220,763
                                                                                                                  ---------------
                                                                                                                          514,388

Chemicals - 1.6%                       5,992,000    GEO Specialty Chemicals, Inc.,
                                                    13.867% due 12/31/2009 (a)(i)(j)                                    4,943,400
                                       7,575,000    Nova Chemicals Corp., 8.502% due 11/15/2013 (a)                     7,593,938
                                       1,102,853    PCI Chemicals Canada, Inc., 10% due 12/31/2008                      1,130,424
                                                                                                                  ---------------
                                                                                                                       13,667,762

Diversified Media - 0.0%                 250,000    Universal City Florida Holding Co. I,
                                                    10.121% due 5/01/2010 (a)                                             256,875

Gaming - 1.1%                          9,000,000    Galaxy Entertainment Finance Co. Ltd.,
                                                    10.42% due 12/15/2010 (a)(j)                                        9,630,000

Information Technology - 0.5%          3,850,000    SunGard Data Systems, Inc., 9.973% due 8/15/2013 (a)                3,999,187

Paper - 2.0%                           6,000,000    Ainsworth Lumber Co. Ltd., 9.367% due 4/01/2013 (a)                 4,725,000
                                         250,000    Boise Cascade LLC, 8.249% due 10/15/2012 (a)                          250,625
                                         650,000    NewPage Corp., 11.621% due 5/01/2012 (a)                              703,625
                                      11,400,000    Verso Paper Holdings LLC, 9.121% due 8/01/2014 (a)(j)              11,628,000
                                                                                                                  ---------------
                                                                                                                       17,307,250

Telecommunications - 1.1%              9,500,000    Qwest Communications International, Inc.,
                                                    8.874% due 2/15/2009 (a)                                            9,606,875
                                         275,000    Qwest Corp., 8.64% due 6/15/2013 (a)                                  298,031
                                                                                                                  ---------------
                                                                                                                        9,904,906

Wireless Communications - 0.0%           250,000    Rogers Wireless Communications, Inc.,
                                                    8.515% due 12/15/2010 (a)                                             255,000

                                                    Total Corporate Bonds
                                                    (Cost - $60,517,591) - 6.5%                                        56,329,174


                                          Shares
                                            Held    Common Stocks
Chemicals - 0.0%                          39,151    GEO Specialty Chemicals, Inc. (d)(j)                                   39,151

Steel - 0.0%                              51,714    Acme Package Corp. Senior Holdings (d)(h)                                   1

                                                    Total Common Stocks
                                                    (Cost - $0) - 0.0%                                                     39,152


                                                    Warrants (f)
Paper - 0.0%                                  57    Cellu Tissue Holdings, Inc. (expires 5/08/2007)                             0

Utility - 0.0%                             9,115    Reliant Resources (expires 10/25/2008)                                 63,805

                                                    Total Warrants
                                                    (Cost - $0) - 0.0%                                                     63,805


                                      Beneficial
                                        Interest    Other Interests (b)
Health Care - 0.0%                        14,398    MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                           0

                                                    Total Other Interests
                                                    (Cost - $0) - 0.0%                                                          0



                                                    Short-Term Securities
                                      60,807,800    BlackRock Liquidity Series,
                                                    LLC Cash Sweep Series I, 5.26% (c)(g)                              60,807,800

                                                    Total Short-Term Securities
                                                    (Cost - $60,807,800) - 7.1%                                        60,807,800

                                                    Total Investments
                                                    (Cost - $891,119,461**) - 100.6%                                  863,725,632
                                                    Liabilities in Excess of Other Assets - (0.6%)                    (5,294,138)
                                                                                                                  ---------------
                                                    Net Assets - 100.0%                                           $   858,431,494
                                                                                                                  ===============


  * Senior Secured Floating Rate Loan Interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
    European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

 ** The cost and unrealized appreciation (depreciation) of investments, as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     891,272,506
                                                  =================
    Gross unrealized appreciation                 $       2,950,563
    Gross unrealized depreciation                      (30,497,437)
                                                  -----------------
    Net unrealized depreciation                   $    (27,546,874)
                                                  =================


(a) Floating rate security.

(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Issue                                       Activity        Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                     $  (23,559,624)   $  801,218


(d) Non-income producing security.

(e) As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity.

(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Represents the current yield as of November 30, 2006.

(h) Restricted security as to resale, representing 0.0% of net assets were as follows:


                                          Acquisition
    Issue                                     Date         Cost       Value

    Acme Package Corp. Senior Holdings     11/25/2002      $  -        $  1


(i) Convertible security.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior Floating Rate Fund II, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 23, 2007